UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: March 1, 2011.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     15

Form 13F Information Table Value Total:     $352,896
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number     Name

1         - -                    Rho Management Partners L.P.


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

                                                  FORM 13F INFORMATION TABLE

                                           Value       Shares/  Sh/ Put/ Invstmt      Oth      Voting Authority
Name of Issuer    Title of Class  CUSIP    (x$1000)    PrnAmt   Prn Call Discret      Mngrs     Sole  Shared None



ACTIVE POWER INC        COM      00504W100   8,439    3,430,385   SH       Other       1           3,430,385
ANACOR PHARMA           COM      032420101  30,187    5,621,423   SH       Sole               5,621,423
BLUEFLY INC             COM      096227301  25,500    8,823,529   SH       Sole               8,823,529
CITIGROUP INC           COM      172967101      95       20,130   SH       Other       1              20,130
CAPSTONE TURBINE        COM      14067D102     921      959,721   SH       Other       1             959,721
ISHARES INC             COM      464286848   6,913      633,636   SH       Other       1             633,636
GENVEC, INC.            COM      37246C109     105      186,917   SH       Sole                186,917
GENVEC, INC.            COM      37246C109   1,784    3,186,486   SH       Other       1         3,186,486
INTRALINKS HOLDGS       COM      46118H104 192,016   10,262,767   SH       Sole               10,262,767
REACHLOCAL INC          COM      75525F104  66,339    3,331,966   SH       Sole                3,331,966
SYMETRA FINANCL         COM      87151Q106   6,682      487,744   SH       Other       1             487,744
TEMPLTON DRAGN FND      COM      88018T101   9,296      302,461   SH       Other       1             302,461
TEMPLTON RUS EAST EUR F COM      88022F105   3,298      144,003   SH       Other       1             144,003
VERENIUM CORP           COM      92340P209     694      216,902   SH       Sole                  216,902
VERENIUM CORP           COM      92340P209     627      195,837   SH       Other       1             195,837
